Offerings	Feb. 24, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 100,000,000
Amount of Registration Fee	$ 13,810
Offering Note

(1)	Includes 2,600,000 Common Shares that are issuable upon exercise of the pre-funded warrants to purchase Common Shares (the “Pre-Funded Warrants”). The offering price of the Pre-Funded Warrants is $4.9999 per Pre-Funded Warrant and each Pre-Funded Warrant is exercisable for one Common Share at a price per Common Share of $0.0001.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Shares
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note
(2)	Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the Common Shares underlying the Pre-Funded Warrants.